BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 6:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Six months ended June 30,
	2023	2022
Numerator - continuing operations:

Net loss from continuing operations attributable to Senstar shareholders	$(1,600)	$(669)

Numerator - discontinued operations:

Net loss from discontinued operations	$-	$(264)

Denominator:

Denominator for basic net loss per share weighted-average number of shares outstanding	23,309,987	23,305,981
Effect of dilutive securities:
Employee stock options	-	-

Denominator for diluted net loss per share - adjusted weighted average shares and assumed exercises	23,309,987	23,305,981